Description of Business and Segmented Disclosures - Geographical (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	CAD 18,986	CAD 13,312
Royalties	(363)	(305)
Marketing and other	(40)	(88)
Revenue, net of royalties	18,583	12,919
Restricted cash – non-current	97	72
Exploration and evaluation assets (note 8)	838	1,066
Property, plant and equipment, net	24,078	24,593
Goodwill (note 10)	633	679	CAD 700
Investment in joint ventures (note 11)	1,238	1,128
Long-term income taxes receivable	242	232
Other assets (note 12)	185	172
Non-current assets	27,311	27,942
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	8,599	6,510
Royalties	(303)	(261)
Marketing and other	(40)	(88)
Revenue, net of royalties	8,256	6,161
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	831	654
Property, plant and equipment, net	15,478	16,112
Goodwill (note 10)	0	0
Investment in joint ventures (note 11)	685	640
Long-term income taxes receivable	242	232
Other assets (note 12)	64	43
Non-current assets	17,300	17,681
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,355	5,995
Royalties	0	0
Marketing and other	0	0
Revenue, net of royalties	9,355	5,995
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	0	0
Property, plant and equipment, net	5,595	5,341
Goodwill (note 10)	633	679
Investment in joint ventures (note 11)	0	0
Long-term income taxes receivable	0	0
Other assets (note 12)	21	23
Non-current assets	6,249	6,043
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,032	807
Royalties	(60)	(44)
Marketing and other	0	0
Revenue, net of royalties	972	763
Restricted cash – non-current	97	72
Exploration and evaluation assets (note 8)	3	407
Property, plant and equipment, net	3,005	3,139
Goodwill (note 10)	0	0
Investment in joint ventures (note 11)	0	0
Long-term income taxes receivable	0	0
Other assets (note 12)	78	83
Non-current assets	3,183	3,701
Other International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	0	0
Royalties	0	0
Marketing and other	0	0
Revenue, net of royalties	0	0
Restricted cash – non-current	0	0
Exploration and evaluation assets (note 8)	4	5
Property, plant and equipment, net	0	1
Goodwill (note 10)	0	0
Investment in joint ventures (note 11)	553	488
Long-term income taxes receivable	0	0
Other assets (note 12)	22	23
Non-current assets	CAD 579	CAD 517